International Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited)

Credit Linked Notes — 1.2%
Security	Principal Amount (000's omitted)		Value
Egypt — 1.2%
Absa Bank Ltd. (Arab Republic of Egypt):
0.00%, 2/19/26(1)	EGP	6,125	$ 129,818
0.00%, 4/16/26(1)	EGP	49,125	1,001,826
0.00%, 4/23/26(1)	EGP	8,775	178,144
0.00%, 5/7/26(1)	EGP	4,550	91,589
0.00%, 10/15/26(1)	EGP	49,125	901,022
0.00%, 10/22/26(1)	EGP	10,825	197,838
0.00%, 11/5/26(1)	EGP	4,975	90,280
Total Credit Linked Notes (identified cost $2,561,780)			$ 2,590,517

Foreign Corporate Bonds — 0.1%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.1%
JSCB Agrobank, 20.75%, 9/15/28	UZS	2,500,000	$ 209,302
Total Foreign Corporate Bonds (identified cost $199,668)			$ 209,302

Sovereign Government Bonds — 26.2%
Security	Principal Amount (000's omitted)		Value
Brazil — 2.2%
Brazil Letras do Tesouro Nacional, 0.00%, 7/1/26	BRL	26,300	$ 4,736,521
			$ 4,736,521
Chile — 1.0%
Bonos de la Tesoreria de la Republica en pesos, 4.90%, 11/1/27	CLP	1,780,000	$ 2,081,722
			$ 2,081,722
Czech Republic — 1.1%
Czech Republic Government Bonds, 1.00%, 6/26/26(2)	CZK	47,800	$ 2,309,212
			$ 2,309,212
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 2.0%
Dominican Republic Bonds:
8.00%, 1/15/27(2)	DOP	3,970	$ 62,711
8.00%, 2/12/27(2)	DOP	11,950	188,490
10.75%, 6/1/36(3)	DOP	11,850	207,399
10.75%, 6/1/36(2)	DOP	100,000	1,750,199
13.00%, 6/10/34(2)	DOP	25,400	489,010
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(2)	DOP	900	14,115
9.50%, 11/30/29(2)	DOP	100,000	1,585,721
			$ 4,297,645
Egypt — 0.4%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	38,565	$ 841,447
			$ 841,447
Georgia — 1.2%
Georgia Treasury Bonds, 9.75%, 1/27/27	GEL	6,500	$ 2,463,789
			$ 2,463,789
Ghana — 0.0%†
Republic of Ghana Government Bonds, 8.80%, (5.00% cash and 3.80% PIK), 2/12/30	GHS	190	$ 14,433
			$ 14,433
Hungary — 0.9%
Hungary Government Bonds, 1.50%, 8/26/26	HUF	611,500	$ 1,859,910
			$ 1,859,910
Iceland — 3.0%
Republic of Iceland, 6.75%, 10/15/26	ISK	766,500	$ 6,243,026
			$ 6,243,026
Malaysia — 1.1%
Malaysia Government Bonds, 3.502%, 5/31/27	MYR	8,800	$ 2,250,935
			$ 2,250,935
Nigeria — 0.1%
Nigeria Government Bonds:
17.95%, 6/25/32	NGN	183,300	$ 135,021
19.00%, 2/21/34	NGN	117,000	91,626
			$ 226,647

International Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Paraguay — 1.7%
Paraguay Government International Bonds:
7.90%, 2/9/31(3)	PYG	3,553,000	$ 520,978
7.90%, 2/9/31(2)	PYG	2,046,000	300,006
8.50%, 3/4/35(3)	PYG	4,462,000	660,137
8.50%, 3/4/35(2)	PYG	15,000,000	2,219,197
			$ 3,700,318
Peru — 1.5%
Peru Government Bonds, 6.35%, 8/12/28	PEN	10,000	$ 3,132,495
			$ 3,132,495
Poland — 1.0%
Republic of Poland Government Bonds, 0.00%, 4/25/26	PLN	7,733	$ 2,163,041
			$ 2,163,041
Serbia — 1.6%
Serbia Treasury Bonds, 7.00%, 10/26/31	RSD	299,670	$ 3,363,161
			$ 3,363,161
South Africa — 0.8%
Republic of South Africa Government Bonds, 10.50%, 12/21/27	ZAR	26,000	$ 1,704,125
			$ 1,704,125
Sri Lanka — 1.8%
Sri Lanka Government Bonds, 11.00%, 10/15/28	LKR	1,142,000	$ 3,852,525
			$ 3,852,525
Sweden — 2.6%
Sweden Government Bonds, 1.00%, 11/12/26(2)	SEK	50,225	$ 5,596,900
			$ 5,596,900
Turkey — 1.8%
Turkiye Government Bonds:
38.39%, 6/16/27(4)(5)	TRY	7,142	$ 169,109
39.582%, 8/19/26(4)	TRY	152,123	3,601,320
			$ 3,770,429
Security	Principal Amount (000's omitted)		Value
Uganda — 0.4%
Republic of Uganda Government Bonds, 13.50%, 7/9/26	UGX	3,170,000	$ 904,238
			$ 904,238
Total Sovereign Government Bonds (identified cost $54,408,243)			$ 55,512,519

U.S. Government Agency Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 5.066%, (COF + 1.791%), with maturity at 2035(6)	$58	$ 57,414
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $58,253)		$ 57,414

Short-Term Investments — 69.3%
Affiliated Fund — 11.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(7)	23,779,136	$ 23,779,136
Total Affiliated Fund (identified cost $23,779,136)		$ 23,779,136

Sovereign Government Securities — 14.8%
Security	Principal Amount (000's omitted)		Value
Albania — 1.0%
Albanian Treasury Bills, 0.00%, 1/28/27	ALL	170,330	$ 2,019,538
			$ 2,019,538
Canada — 1.7%
Canada Treasury Bills, 0.00%, 6/17/26	CAD	4,920	$ 3,583,381
			$ 3,583,381
Egypt — 3.6%
Egypt Treasury Bills:
0.00%, 3/31/26	EGP	1,350	$ 27,820
0.00%, 5/12/26	EGP	1,000	20,039
0.00%, 7/7/26	EGP	6,800	131,455

International Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Treasury Bills: (continued)
0.00%, 9/22/26	EGP	393,700	$ 7,301,180
0.00%, 10/27/26	EGP	11,200	203,956
			$ 7,684,450
Kazakhstan — 0.8%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	871,300	$ 1,652,064
			$ 1,652,064
Nigeria — 4.8%
Nigeria OMO Bills:
0.00%, 2/17/26	NGN	104,423	$ 74,993
0.00%, 3/10/26	NGN	557,000	393,597
0.00%, 3/17/26	NGN	375,000	263,894
0.00%, 4/21/26	NGN	26,824	18,571
0.00%, 4/28/26	NGN	243,394	167,890
0.00%, 5/5/26	NGN	106,384	73,102
0.00%, 5/12/26	NGN	165,231	113,096
0.00%, 5/26/26	NGN	157,228	106,790
0.00%, 6/9/26	NGN	3,808,100	2,566,644
0.00%, 6/23/26	NGN	213,009	142,501
0.00%, 6/30/26	NGN	244,397	162,890
0.00%, 7/7/26	NGN	10,284	6,829
0.00%, 7/10/26	NGN	32,020	21,265
0.00%, 7/14/26	NGN	8,387,918	5,549,412
0.00%, 7/28/26	NGN	30,784	20,218
0.00%, 8/11/26	NGN	40,105	26,159
0.00%, 9/22/26	NGN	40,105	25,593
0.00%, 1/12/27	NGN	545,623	330,782
			$ 10,064,226
Norway — 0.9%
Norway Treasury Bills, 0.00%, 12/16/26(2)(3)	NOK	20,050	$ 2,012,145
			$ 2,012,145
Uganda — 2.0%
Republic of Uganda Treasury Bills, 0.00%, 9/24/26	UGX	16,300,000	$ 4,254,936
			$ 4,254,936
Total Sovereign Government Securities (identified cost $30,395,606)			$ 31,270,740

U.S. Treasury Obligations — 43.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/5/26	$22,000	$ 21,993,424
0.00%, 2/26/26	20,000	19,951,822
0.00%, 3/5/26	20,000	19,938,021
0.00%, 3/19/26	10,000	9,954,752
0.00%, 3/26/26	20,000	19,895,376
Total U.S. Treasury Obligations (identified cost $91,731,032)		$ 91,733,395
Total Short-Term Investments (identified cost $145,905,774)		$146,783,271

Total Purchased Options — 0.0%† (identified cost $69,206)	$ 53,181
Total Investments — 96.9% (identified cost $203,202,924)	$205,206,204
Total Written Options — (0.0)%† (premiums received $24,391)	$ (15,811)
Other Assets, Less Liabilities — 3.1%	$ 6,655,257
Net Assets — 100.0%	$211,845,650
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security whose performance is linked to the price of an underlying security issued by the Arab Republic of Egypt. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $16,527,706 or 7.8% of the Portfolio's net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $3,400,659 or 1.6% of the Portfolio's net assets.
(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2026.

International Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2026.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Bank of America, N.A.	USD	2,700,000	CNH	6.95	4/1/26	$13,830
Put USD vs. Call CNH	Bank of America, N.A.	USD	1,305,000	CNH	6.90	4/28/26	4,279
Put USD vs. Call CNH	BNP Paribas	USD	2,200,000	CNH	6.95	4/14/26	11,931
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	675,000	CNH	6.95	4/1/26	3,457
Put USD vs. Call CNH	Standard Chartered Bank	USD	2,800,000	CNH	6.95	4/1/26	14,342
Put USD vs. Call INR	Citibank, N.A.	USD	100,000	INR	87.00	2/18/26	—
Put USD vs. Call INR	Goldman Sachs International	USD	100,000	INR	87.00	2/5/26	—
Put USD vs. Call INR	Goldman Sachs International	USD	100,000	INR	87.00	2/9/26	—
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	100,000	INR	87.00	2/10/26	—
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,100,000	INR	85.50	1/25/29	2,656
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	600,000	INR	85.50	1/25/29	1,448
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	510,000	INR	85.50	1/30/29	1,238
Put USD vs. Call INR	Nomura International PLC	USD	300,000	INR	87.00	2/10/26	—
Put USD vs. Call INR	Standard Chartered Bank	USD	10,000	INR	87.00	2/24/26	—
Total							$53,181
†	Amount is less than 0.05% or (0.05)%, as applicable.
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	28,000	BRL	7.00	7/12/27	$ (5,175)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	22,000	BRL	7.00	7/14/27	(4,084)
Call USD vs. Put INR	Citibank, N.A.	USD	100,000	INR	91.00	2/18/26	(1,047)
Call USD vs. Put INR	Goldman Sachs International	USD	100,000	INR	91.00	2/5/26	(837)
Call USD vs. Put INR	Goldman Sachs International	USD	100,000	INR	91.00	2/9/26	(898)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	100,000	INR	91.00	2/10/26	(915)
Call USD vs. Put INR	Nomura International PLC	USD	300,000	INR	91.00	2/10/26	(2,745)
Call USD vs. Put INR	Standard Chartered Bank	USD	10,000	INR	91.00	2/24/26	(110)
Put USD vs. Call INR	Citibank, N.A.	USD	100,000	INR	85.00	2/18/26	—
Put USD vs. Call INR	Goldman Sachs International	USD	100,000	INR	84.50	2/5/26	—
Put USD vs. Call INR	Goldman Sachs International	USD	100,000	INR	84.50	2/9/26	—
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	100,000	INR	84.50	2/10/26	—
Put USD vs. Call INR	Nomura International PLC	USD	300,000	INR	84.50	2/10/26	—
Put USD vs. Call INR	Standard Chartered Bank	USD	10,000	INR	84.50	2/24/26	—
Put USD vs. Call KRW	BNP Paribas SA	USD	200,000	KRW	1,310.00	2/5/26	—

International Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call KRW	Standard Chartered Bank	USD	150,000	KRW	1,310.00	2/9/26	$ —
Total							$(15,811)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	1,416,000,000	USD	1,594,289	3/18/26	$ 25,688
CLP	422,032,822	USD	459,771	3/18/26	23,057
CLP	157,600,000	USD	171,693	3/18/26	8,610
EUR	2,000,000	USD	2,346,998	3/18/26	28,508
EUR	746,033	USD	881,112	3/18/26	4,991
EUR	535,358	USD	632,291	3/18/26	3,582
EUR	17,000	USD	19,950	3/18/26	242
INR	300,000	USD	3,320	3/18/26	(59)
INR	1,000,000	USD	11,045	3/18/26	(177)
INR	1,000,000	USD	11,046	3/18/26	(178)
INR	30,000,000	USD	331,385	3/18/26	(5,329)
INR	50,000,000	USD	552,273	3/18/26	(8,845)
INR	49,170,000	USD	544,151	3/18/26	(9,744)
INR	640,000,000	USD	7,082,803	3/18/26	(126,935)
KRW	2,600,000,000	USD	1,766,213	3/18/26	28,653
KRW	792,860,170	USD	542,134	3/18/26	5,204
PEN	8,300,000	USD	2,458,240	3/18/26	2,857
PEN	2,032,457	USD	601,603	3/18/26	1,056
PEN	290,671	USD	86,038	3/18/26	151
PHP	3,000,000	USD	51,062	3/18/26	(219)
PHP	41,000,000	USD	697,852	3/18/26	(2,993)
PHP	157,273,289	USD	2,676,830	3/18/26	(11,397)
TWD	13,000,000	USD	410,547	3/18/26	139
TWD	1,247,078	USD	39,881	3/18/26	(484)
TWD	1,421,827	USD	45,433	3/18/26	(516)
TWD	1,864,982	USD	59,527	3/18/26	(610)
TWD	1,469,074	USD	47,025	3/18/26	(616)
TWD	1,738,284	USD	55,568	3/18/26	(654)
TWD	1,738,281	USD	55,597	3/18/26	(682)
TWD	1,739,334	USD	55,650	3/18/26	(702)
TWD	1,981,140	USD	63,301	3/18/26	(715)
TWD	6,329,050	USD	202,445	3/18/26	(2,503)
TWD	6,455,110	USD	206,642	3/18/26	(2,717)
TWD	120,000,000	USD	3,795,018	3/18/26	(4,071)
TWD	9,030,840	USD	289,413	3/18/26	(4,118)

International Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,107,931	CLP	1,817,500,000	3/18/26	$ 28,617
USD	23,817	CLP	20,532,822	3/18/26	326
USD	171,693	CLP	157,600,000	3/18/26	(8,610)
USD	28,799	EUR	24,384	3/18/26	(163)
USD	632,291	EUR	535,358	3/18/26	(3,582)
USD	1,076,764	EUR	911,691	3/18/26	(6,100)
USD	80,024	KRW	117,000,000	3/18/26	(745)
USD	3,081,188	PEN	10,332,457	3/18/26	17,433
USD	86,679	PEN	290,671	3/18/26	490
PHP	3,000,000	USD	50,875	5/12/26	(135)
USD	53,449	PHP	3,000,000	5/12/26	2,709
TWD	2,932,300	USD	92,677	7/8/26	135
TWD	2,330,500	USD	73,687	7/8/26	77
TWD	2,911,500	USD	92,087	7/8/26	67
TWD	4,325,400	USD	136,862	7/8/26	43
TWD	3,634,300	USD	115,028	7/8/26	3
TWD	3,327,300	USD	105,328	7/8/26	(14)
TWD	2,882,300	USD	91,244	7/8/26	(15)
TWD	3,712,800	USD	117,549	7/8/26	(34)
TWD	2,580,700	USD	81,797	7/8/26	(114)
TWD	2,362,900	USD	74,910	7/8/26	(121)
					$(21,259)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	149,385,000	USD	41,872	Citibank, N.A.	2/3/26	$ 90	$ —
UGX	149,385,000	USD	41,903	Citibank, N.A.	2/3/26	59	—
USD	42,319	UGX	149,385,000	Citibank, N.A.	2/3/26	357	—
USD	41,872	UGX	149,385,000	Citibank, N.A.	2/3/26	—	(90)
EUR	73,839	ISK	11,057,353	Bank of America, N.A.	2/4/26	—	(2,849)
ISK	5,611,793	EUR	37,474	Bank of America, N.A.	2/4/26	1,446	—
ISK	5,445,560	EUR	37,530	Bank of America, N.A.	2/4/26	22	—
KZT	19,194,773	USD	38,097	Citibank, N.A.	2/4/26	—	(33)
USD	1,747,174	ZAR	27,923,769	Barclays Bank PLC	2/5/26	18,818	—
ZAR	20,000,000	USD	1,190,818	Deutsche Bank AG	2/5/26	47,092	—
ZAR	6,400,000	USD	373,913	Deutsche Bank AG	2/5/26	22,218	—
ZAR	738,005	USD	43,117	Deutsche Bank AG	2/5/26	2,562	—
UGX	158,157,000	USD	42,757	Citibank, N.A.	2/10/26	1,604	—
UGX	19,726,000	USD	5,333	Citibank, N.A.	2/10/26	200	—
USD	44,426	UGX	158,157,000	Citibank, N.A.	2/10/26	65	—

International Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
GHS	7,000,000	USD	614,035	Citibank, N.A.	2/17/26	$ 21,152	$ —
TRY	2,998,784	USD	67,709	Standard Chartered Bank	2/17/26	500	—
TRY	145,911,948	USD	3,296,246	Barclays Bank PLC	2/20/26	14,971	—
KZT	59,839,000	USD	117,033	Deutsche Bank AG	2/23/26	997	—
VND	2,750,000,000	USD	103,481	Citibank, N.A.	2/25/26	2,267	—
KZT	7,187,099	USD	13,852	Goldman Sachs International	3/9/26	265	—
EGP	35,000,000	USD	734,523	Goldman Sachs International	3/10/26	—	(5,975)
EGP	162,000,000	USD	3,326,489	Goldman Sachs International	3/11/26	44,083	—
EGP	20,153,971	USD	409,301	Goldman Sachs International	3/11/26	10,023	—
AUD	300,000	USD	198,113	Bank of America, N.A.	3/18/26	10,771	—
AUD	905,000	USD	592,351	Citibank, N.A.	3/18/26	37,780	—
AUD	3,500,000	USD	2,317,202	Deutsche Bank AG	3/18/26	119,769	—
CHF	1,570,000	USD	1,990,883	Barclays Bank PLC	3/18/26	49,419	—
CHF	427,000	USD	538,051	Barclays Bank PLC	3/18/26	16,860	—
CNH	24,400,000	USD	3,486,340	Deutsche Bank AG	3/18/26	27,988	—
CNH	6,776,790	USD	964,942	Goldman Sachs International	3/18/26	11,118	—
CNH	3,000,000	USD	432,351	Standard Chartered Bank	3/18/26	—	(262)
CRC	1,150,000,000	USD	2,320,888	Citibank, N.A.	3/18/26	10,259	—
CRC	337,500,000	USD	675,879	JPMorgan Chase Bank, N.A.	3/18/26	8,262	—
GBP	200,000	USD	264,389	Standard Chartered Bank	3/18/26	9,266	—
HUF	2,040,000,000	EUR	5,330,340	HSBC Bank USA, N.A	3/18/26	—	(10,287)
ILS	4,400,000	USD	1,373,872	Goldman Sachs International	3/18/26	46,142	—
ILS	1,260,000	USD	386,567	Goldman Sachs International	3/18/26	20,073	—
ISK	11,678,802	USD	77,734	Bank of America, N.A.	3/18/26	2,746	—
JPY	220,000,000	USD	1,407,618	Standard Chartered Bank	3/18/26	19,184	—
JPY	76,621,211	USD	498,161	UBS AG	3/18/26	—	(1,237)
KES	250,000,000	USD	1,923,077	Goldman Sachs International	3/18/26	5,013	—
KES	85,600,000	USD	650,456	Standard Chartered Bank	3/18/26	9,722	—
MXN	22,900,000	USD	1,261,014	Goldman Sachs International	3/18/26	44,270	—
MXN	5,183,679	USD	280,929	UBS AG	3/18/26	14,537	—
MXN	3,860,000	USD	209,193	UBS AG	3/18/26	10,825	—
MYR	14,500,000	USD	3,567,913	Barclays Bank PLC	3/18/26	115,591	—
MYR	324,460	USD	78,956	Barclays Bank PLC	3/18/26	3,469	—
MYR	297,398	USD	72,587	Barclays Bank PLC	3/18/26	2,962	—
MYR	90,888	USD	22,212	Barclays Bank PLC	3/18/26	876	—
MYR	65,733	USD	16,074	Barclays Bank PLC	3/18/26	624	—
MYR	555,439	USD	135,423	Credit Agricole Corporate and Investment Bank	3/18/26	5,677	—
MYR	556,100	USD	135,608	Credit Agricole Corporate and Investment Bank	3/18/26	5,661	—
MYR	554,759	USD	135,565	Credit Agricole Corporate and Investment Bank	3/18/26	5,363	—
MYR	332,856	USD	81,159	Credit Agricole Corporate and Investment Bank	3/18/26	3,398	—
MYR	317,830	USD	77,199	Goldman Sachs International	3/18/26	3,540	—

International Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	284,573	USD	69,344	Goldman Sachs International	3/18/26	$ 2,948	$ —
MYR	288,650	USD	70,420	Goldman Sachs International	3/18/26	2,908	—
MYR	201,422	USD	49,008	Goldman Sachs International	3/18/26	2,160	—
MYR	278,052	USD	67,834	State Street Bank and Trust Company	3/18/26	2,801	—
MYR	194,640	USD	47,508	State Street Bank and Trust Company	3/18/26	1,937	—
NZD	800,000	USD	460,189	Bank of America, N.A.	3/18/26	22,259	—
NZD	1,157,260	USD	677,428	BNP Paribas	3/18/26	20,469	—
NZD	4,100,000	USD	2,366,922	Deutsche Bank AG	3/18/26	105,622	—
NZD	370,000	USD	214,506	JPMorgan Chase Bank, N.A.	3/18/26	8,626	—
NZD	432,740	USD	253,834	JPMorgan Chase Bank, N.A.	3/18/26	7,134	—
PKR	55,000,000	USD	193,833	Citibank, N.A.	3/18/26	1,827	—
PKR	210,000,000	USD	744,021	Standard Chartered Bank	3/18/26	3,042	—
SEK	1,670,000	USD	177,825	HSBC Bank USA, N.A	3/18/26	10,066	—
SEK	1,670,000	USD	178,437	HSBC Bank USA, N.A	3/18/26	9,453	—
SGD	4,100,000	USD	3,190,925	BNP Paribas	3/18/26	41,722	—
SGD	1,181,000	USD	917,752	HSBC Bank USA, N.A	3/18/26	13,408	—
THB	4,493,480	USD	141,541	Standard Chartered Bank	3/18/26	1,684	—
THB	3,644,080	USD	114,527	Standard Chartered Bank	3/18/26	1,625	—
THB	2,636,380	USD	82,858	Standard Chartered Bank	3/18/26	1,174	—
THB	2,957,019	USD	93,218	Standard Chartered Bank	3/18/26	1,034	—
THB	2,969,041	USD	93,661	Standard Chartered Bank	3/18/26	975	—
THB	58,000,000	USD	1,852,402	Standard Chartered Bank	3/18/26	—	(3,711)
TRY	4,971,000	USD	109,801	Standard Chartered Bank	3/18/26	813	—
TRY	25,582,517	USD	568,537	Standard Chartered Bank	3/18/26	723	—
TRY	18,266,455	USD	405,974	Standard Chartered Bank	3/18/26	489	—
TRY	10,963,936	USD	243,672	Standard Chartered Bank	3/18/26	296	—
USD	65,840	AUD	100,000	Bank of America, N.A.	3/18/26	—	(3,787)
USD	363,541	AUD	535,000	BNP Paribas	3/18/26	—	(8,967)
USD	45,817	AUD	70,000	Citibank, N.A.	3/18/26	—	(2,922)
USD	675,779	AUD	1,000,000	HSBC Bank USA, N.A	3/18/26	—	(20,498)
USD	264,388	GBP	200,000	HSBC Bank USA, N.A	3/18/26	—	(9,267)
USD	2,233,538	MYR	8,842,800	State Street Bank and Trust Company	3/18/26	—	(12,841)
USD	1,185	NZD	2,060	Bank of America, N.A.	3/18/26	—	(57)
USD	3,825	NZD	6,650	Bank of America, N.A.	3/18/26	—	(185)
USD	3,029	NZD	5,269	JPMorgan Chase Bank, N.A.	3/18/26	—	(148)
USD	9,758	NZD	16,973	JPMorgan Chase Bank, N.A.	3/18/26	—	(478)
USD	2,864	NZD	4,980	Standard Chartered Bank	3/18/26	—	(139)
USD	9,219	NZD	16,030	Standard Chartered Bank	3/18/26	—	(448)
VND	166,000,000,000	USD	6,219,558	JPMorgan Chase Bank, N.A.	3/18/26	150,086	—
VND	47,010,000,000	USD	1,767,293	Standard Chartered Bank	3/18/26	36,544	—
ZAR	10,194,000	USD	636,071	Goldman Sachs International	3/18/26	—	(7,006)
ZAR	13,592,000	USD	853,881	Goldman Sachs International	3/18/26	—	(15,128)
ZAR	10,194,000	USD	635,918	Standard Chartered Bank	3/18/26	—	(6,853)
ZMW	21,500,000	USD	934,783	Goldman Sachs International	3/18/26	154,250	—

International Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZMW	5,000,000	USD	211,685	ICBC Standard Bank plc	3/18/26	$ 41,578	$ —
TRY	2,749,538	USD	53,680	Standard Chartered Bank	3/23/26	7,274	—
USD	51,853	TRY	2,749,538	Standard Chartered Bank	3/23/26	—	(9,102)
TRY	6,592,102	USD	123,680	Standard Chartered Bank	3/26/26	22,135	—
USD	23,053	TRY	1,235,654	Standard Chartered Bank	3/26/26	—	(4,279)
USD	98,943	TRY	5,356,448	Standard Chartered Bank	3/26/26	—	(19,541)
VND	950,010,000	USD	35,762	Citibank, N.A.	4/13/26	610	—
VND	250,196,261	USD	9,436	Standard Chartered Bank	4/13/26	143	—
ISK	5,991,516	EUR	40,125	JPMorgan Chase Bank, N.A.	4/15/26	922	—
ISK	19,008,484	EUR	127,531	JPMorgan Chase Bank, N.A.	4/15/26	—	(1,219)
KZT	14,001,000	USD	24,377	Deutsche Bank AG	4/16/26	2,788	—
RSD	66,000,000	USD	653,536	Deutsche Bank AG	4/16/26	12,076	—
USD	48,089	UGX	171,439,000	Standard Chartered Bank	4/16/26	573	—
USD	24,045	UGX	85,840,000	Standard Chartered Bank	4/16/26	253	—
KZT	4,000,000,000	USD	7,453,648	Deutsche Bank AG	4/17/26	304,731	—
KZT	16,744,000	USD	29,252	Deutsche Bank AG	4/17/26	3,224	—
KZT	13,980,000	USD	24,377	Deutsche Bank AG	4/17/26	2,739	—
KZT	13,971,000	USD	24,378	Deutsche Bank AG	4/17/26	2,720	—
USD	48,090	UGX	171,920,000	Standard Chartered Bank	4/17/26	459	—
USD	36,067	UGX	129,120,037	Standard Chartered Bank	4/17/26	294	—
ISK	8,018,622	EUR	54,191	JPMorgan Chase Bank, N.A.	4/20/26	606	—
KZT	5,599,000	USD	10,689	Deutsche Bank AG	4/20/26	159	—
USD	11,244	UGX	39,580,000	Citibank, N.A.	4/21/26	296	—
USD	24,045	UGX	86,560,932	Standard Chartered Bank	4/22/26	110	—
VND	13,600,000,000	USD	512,917	JPMorgan Chase Bank, N.A.	4/22/26	7,387	—
VND	250,563,900	USD	9,441	JPMorgan Chase Bank, N.A.	4/22/26	145	—
KZT	6,930,000	USD	12,094	Deutsche Bank AG	4/23/26	1,320	—
KZT	13,848,000	USD	24,189	Deutsche Bank AG	4/24/26	2,608	—
EUR	37,141	ISK	5,445,559	Bank of America, N.A.	4/30/26	53	—
USD	40,760	UGX	149,385,000	Citibank, N.A.	5/4/26	—	(354)
USD	36,067	UGX	130,022,000	Standard Chartered Bank	5/4/26	282	—
USD	24,045	UGX	86,561,000	Standard Chartered Bank	5/4/26	221	—
EUR	65,070	RON	357,595	Barclays Bank PLC	5/12/26	—	(5,334)
RON	357,595	EUR	66,890	JPMorgan Chase Bank, N.A.	5/12/26	3,167	—
USD	12,022	UGX	44,723,000	Citibank, N.A.	5/13/26	—	(262)
KZT	31,712,737	USD	59,332	Deutsche Bank AG	6/8/26	1,180	—
KZT	8,150,000	USD	14,977	Deutsche Bank AG	6/22/26	508	—
EGP	8,823,862	USD	175,958	Bank of America, N.A.	6/24/26	608	—
KZT	900,000,000	USD	1,668,211	Deutsche Bank AG	6/24/26	40,780	—
EGP	8,357,581	USD	164,779	Bank of America, N.A.	6/29/26	2,154	—
USD	1,202,026	BRL	7,000,000	JPMorgan Chase Bank, N.A.	7/2/26	—	(83,385)
UZS	23,242,800,000	USD	1,680,000	ICBC Standard Bank plc	7/2/26	178,297	—
UZS	72,000,000,000	USD	5,760,000	Deutsche Bank AG	7/3/26	—	(4,351)
KZT	8,414,000	USD	15,686	Societe Generale	7/21/26	162	—

International Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	6,721,000	USD	12,549	Deutsche Bank AG	7/22/26	$ 106	$ —
KZT	8,150,000	USD	15,258	ICBC Standard Bank plc	7/23/26	83	—
USD	24,045	UGX	88,364,000	Standard Chartered Bank	7/24/26	154	—
KZT	10,000,000	USD	18,797	Deutsche Bank AG	7/27/26	5	—
USD	11,970	UGX	43,570,000	ICBC Standard Bank plc	7/27/26	198	—
USD	24,045	UGX	88,124,000	Standard Chartered Bank	7/28/26	240	—
KZT	718,534,000	USD	1,347,952	Deutsche Bank AG	7/29/26	2,160	—
KZT	7,578,000	USD	13,170	Deutsche Bank AG	8/7/26	1,030	—
KZT	7,327,000	USD	12,727	Deutsche Bank AG	8/10/26	990	—
MNT	24,656,700	USD	6,438	JPMorgan Chase Bank, N.A.	9/28/26	259	—
MNT	25,405,000	USD	6,621	JPMorgan Chase Bank, N.A.	10/5/26	278	—
AMD	160,895,000	USD	404,259	ICBC Standard Bank plc	10/7/26	12,009	—
KZT	14,889,000	USD	24,378	Deutsche Bank AG	10/15/26	2,957	—
USD	24,045	UGX	88,725,000	Standard Chartered Bank	10/20/26	578	—
USD	24,045	UGX	89,446,000	Standard Chartered Bank	10/21/26	393	—
KZT	14,743,000	USD	24,189	Deutsche Bank AG	10/23/26	2,816	—
USD	24,045	UGX	89,326,000	Standard Chartered Bank	10/23/26	436	—
KZT	22,541,000	USD	37,252	Deutsche Bank AG	10/27/26	3,988	—
KZT	7,522,176	USD	12,727	Deutsche Bank AG	11/3/26	1,007	—
USD	48,089	UGX	179,133,000	Standard Chartered Bank	11/3/26	876	—
USD	12,022	UGX	44,783,000	Standard Chartered Bank	11/6/26	230	—
ZMW	300,000	USD	12,361	Societe Generale	11/6/26	2,332	—
USD	24,045	UGX	89,807,000	Standard Chartered Bank	11/10/26	425	—
USD	24,045	UGX	89,855,000	Standard Chartered Bank	11/10/26	412	—
USD	24,045	UGX	90,288,000	Standard Chartered Bank	11/12/26	312	—
USD	12,022	UGX	45,805,000	Standard Chartered Bank	11/13/26	—	(14)
USD	24,045	UGX	93,774,000	Bank of America, N.A.	11/16/26	—	(574)
TRY	9,587,184	USD	173,478	Standard Chartered Bank	11/19/26	5,400	—
NGN	13,858,000	USD	8,634	Standard Chartered Bank	1/21/27	325	—
KWD	195,000	USD	640,604	Standard Chartered Bank	3/3/27	—	(1,035)
USD	645,690	KWD	195,000	Standard Chartered Bank	3/3/27	6,121	—
						$2,104,713	$(242,618)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(1)	Short	3/6/26	$(138,224)	$(12)
					$(12)

International Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	66	Return on EGP 112,525,000 Egypt Treasury Bills, 3/17/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/17/26	$ 2,625
Goldman Sachs International	USD	96	Return on EGP 295,850,000 Egypt Treasury Bills, 3/24/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/24/26	3,547
Goldman Sachs International	USD	112	Return on EGP 363,300,000 Egypt Treasury Bills, 6/23/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/18/26	4,098
Goldman Sachs International	USD	215	Return on EGP 658,166,806 Egypt Treasury Bills, 3/3/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/10/26	10,713
Standard Chartered Bank	USD	52	Return on EGP 39,400,000 Egypt Treasury Bills, 3/17/26 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	3/17/26	2,034
Standard Chartered Bank	USD	360	Return on EGP 660,725,000 Egypt Treasury Bills, 7/14/26 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	4/13/26	5,967
						$28,984
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 4,411,843 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount(2)	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount(2)	6/5/26/ 6/5/29	$7,940
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 8,421,053 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount(2)	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount(2)	5/31/26/ 5/31/29	17,328
				$25,268
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
(2)	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.

International Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CRC	– Costa Rican Colon
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
GEL	– Georgian Lari
GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee

MNT	– Mongolia Tughrik
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso
PKR	– Pakistan Rupee
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UGX	– Ugandan Shilling
USD	– United States Dollar
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha
At January 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

International Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $23,779,136, which represents 11.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$815,625	$162,186,010	$(139,222,499)	$ —	$ —	$23,779,136	$116,766	23,779,136
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Credit Linked Notes	$ —	$ 2,590,517	$ —	$ 2,590,517
Foreign Corporate Bonds	—	209,302	—	209,302
Sovereign Government Bonds	—	55,512,519	—	55,512,519
U.S. Government Agency Mortgage-Backed Securities	—	57,414	—	57,414
Short-Term Investments:
Affiliated Fund	23,779,136	—	—	23,779,136
Sovereign Government Securities	—	31,270,740	—	31,270,740
U.S. Treasury Obligations	—	91,733,395	—	91,733,395
Purchased Currency Options	—	53,181	—	53,181
Total Investments	$23,779,136	$181,427,068	$—	$205,206,204
Forward Foreign Currency Exchange Contracts	$ —	$ 2,287,351	$ —	$ 2,287,351
Swap Contracts	—	54,252	—	54,252
Total	$23,779,136	$183,768,671	$—	$207,547,807
Liability Description
Written Currency Options	$ —	$ (15,811)	$ —	$ (15,811)
Forward Foreign Currency Exchange Contracts	—	(446,515)	—	(446,515)

International Income Portfolio
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (12)	$ —	$ —	$ (12)
Total	$ (12)	$ (462,326)	$ —	$ (462,338)
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent annual or semi-annual financial statements.